CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2015	Jan. 31, 2014	Apr. 30, 2014	Apr. 30, 2013
Operating revenue:
Personalized oncology solutions	$ 453	$ 590	$ 1,245	$ 1,834	$ 2,264	$ 2,390
Translational oncology solutions	1,376	3,100	4,377	7,258	9,286	5,933
Total operating revenue	1,829	3,690	5,622	9,092	11,550	8,323
Costs and operating expenses:
Cost of personalized oncology solutions	674	614	2,190	2,139	2,731	2,672
Cost of translational oncology solutions	1,301	1,008	3,225	2,585	3,532	2,656
Research and development	1,093	535	3,757	1,614	2,265	1,920
Sales and marketing	1,094	821	3,340	2,160	3,155	2,665
General and administrative	1,086	2,120	3,944	4,476	6,127	4,631
Total costs and operating expenses	5,248	5,098	16,456	12,974	17,810	14,544
Loss from operations	(3,419)	(1,408)	(10,834)	(3,882)	(6,260)	(6,221)
Other income (expense):
Change in fair value of warrant liability	621	846	1,401	(1,202)	(965)	(74)
Other expense	(6)	(7)	(3)	(37)	(164)	(25)
Total other income (expense)	615	839	1,398	(1,239)	(1,129)	(99)
Net loss before income tax expense	(2,804)	(569)	(9,436)	(5,121)	(7,389)	(6,320)
Provision for income taxes	12	5	27	13	17	10
Net loss	$ (2,816)	$ (574)	$ (9,463)	$ (5,134)	$ (7,406)	$ (6,330)
Net loss per common share outstanding, including redeemable common stock, basic and diluted					$ (0.11)	$ (0.12)
Weighted average common shares outstanding, including redeemable common stock, basic and diluted					66,863,915	52,046,766
Net loss per common share outstanding, including redeemable common stock, basic (in dollars per share)	$ (0.04)	$ (0.01)	$ (0.14)	$ (0.08)
Net loss per common share outstanding, including redeemable common stock, diluted (in dollars per share)	$ (0.05)	$ (0.02)	$ (0.16)	$ (0.08)
Weighted average common shares outstanding, including redeemable common stock, basic (in shares)	66,893,364	66,867,114	66,890,929	66,860,792
Weighted average common shares outstanding, including redeemable common stock, diluted (in shares)	67,245,577	66,867,114	67,243,142	66,860,792